Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives for significant property and equipment categories	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives for significant property and equipment categories [Line Items]
Furniture and computer equipment	7 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives for significant property and equipment categories [Line Items]
Furniture and computer equipment	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives for significant property and equipment categories [Line Items]
Leasehold improvements	Lesser of remaining lease term or useful life